Share Capital (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Components of Common Shares Issued and Outstanding

The issued and outstanding common shares of WiLAN, along with equity instruments convertible into common shares, are as follows:

	As at December 31,	As at December 31,
	2015	2014
Common shares	120,842,448	120,247,647
Securities convertible into common shares
Stock options	8,071,056	9,465,372
Deferred stock units (DSUs)	260,398	244,526
	129,173,902	129,957,545

Schedule of Common Stock

	Number	Amount
December 31, 2013	119,909,016	$425,238

Issued on exercise of stock options	423,031	759
Transfer from additional paid-in capital on exercise of options	-	401
Issued on sale of shares under Employee Share Purchase Plan	65,600	171
Repurchased under normal course issuer bid	(150,000)	(532)
December 31, 2014	120,247,647	$426,037

Issued on exercise of stock options	625,201	1,269
Transfer from additional paid-in capital on exercise of options	-	787
Issued on sale of shares under Employee Share Purchase Plan	94,600	131
Repurchased under normal course issuer bid	(125,000)	(443)
December 31, 2015	120,842,448	$427,781

Schedule of Quarterly Cash Dividends Paid

The Company paid quarterly cash dividends as follows:

	2015				2014
		Per Share		Total		Per Share		Total
1st Quarter	Cdn	$0.0500	US	$5,183	Cdn	$0.0400	US	$4,510
2nd Quarter		0.0525		5,005		0.0400		4,339
3rd Quarter		0.0525		5,077		0.0400		4,510
4th Quarter		0.0525		4,817		0.0500		5,366
	Cdn	$0.2075	US	$20,082	Cdn	$0.1700	US	$18,725

Schedule of Declared Quarterly Dividends	The Company declared quarterly dividends as follows:
	2015		2014
1st Quarter	Cdn	$0.0525	Cdn	$0.0400
2nd Quarter		0.0525		0.0400
3rd Quarter		0.0525		0.0500
4th Quarter		0.0125		0.0500

Schedule of Option Activity

Option activity for the years ended December 31, 2015 and 2014 was as follows:

	Options Outstanding				Exercisable Options
	Number of Options	Price Range		Weighted Average Exercise Price	Number	Weighted Average Exercise Price
December 31, 2013	10,340,968	$1.88	$7.09	$4.62	5,314,786	$4.61

Granted	555,000	3.25	4.23	3.57
Exercised	(423,031)	1.42	2.53	1.95
Forfeited	(1,007,565)	3.33	7.06	5.02
December 31, 2014	9,465,372	$1.42	$7.06	$4.63	6,760,992	$4.83

Granted	-	-	-	-
Exercised	(625,201)	2.53	2.53	2.53
Forfeited	(769,115)	2.53	5.52	3.97
December 31, 2015	8,071,056	$3.12	$7.09	$4.86	7,062,972	$4.97

Estimated Fair Value of Options Granted, Weighted Average Assumptions

The Company uses the Black-Scholes model for estimating the fair value of options granted, with the following weighted average assumptions for the options granted in 2014:

Risk free interest rate	1.6%
Volatility	49%
Expected option life (in years)	4.7
Dividend yield	4.6%
Forfeiture rate	8.9%

Details of Outstanding Options

Details of the outstanding options at December 31, 2015 are as follows:

Range of Exercise Prices		Outstanding Options at December 31, 2015	Remaining Term of Options in Years	Weighted Average Exercise Price	Exercisable Options at December 31, 2015	Weighted Average Exercise Price
$3.12	$4.00	917,912	3.85	$3.45	532,752	$3.46
4.01	6.00	6,808,144	1.92	4.94	6,185,220	4.99
6.01	7.09	345,000	1.65	7.00	345,000	7.00
$3.12	$7.09	8,071,056	2.13	$4.63	7,062,972	$4.97

Summary of Stock-Based Compensation Expense

The following provides a summary of the stock-based compensation expense for the years ended December 31, 2015 and 2014:

	2015	2014
Cost of revenue	$460	$840
Research and development	81	61
Marketing, general and administration	306	1,180
	$847	$2,081

Summary of Restricted Stock Unit Activity

RSU activity for the years ended December 31, 2015 and 2014 was as follows:

Number
December 31, 2013	361,314

Granted	1,251,522
Settled	(115,517)
Forfeited	(203,041)
December 31, 2014	1,294,278

Granted	1,101,021
Settled	(103,155)
Forfeited	(783,112)
December 31, 2015	1,509,032

Weighted Average Number of Common Shares Outstanding Used in Basic and Diluted Earnings per Share Computation

The weighted average number of common shares outstanding used in the basic and diluted earnings per share (“EPS”) computation was:

	2015	2014
Basic weighted average common shares outstanding	120,713,535	120,103,422
Effect of options	6,636	265,161
Diluted weighted average common shares outstanding	120,720,171	120,368,583